Share-based Payments - Additional Information (Detail) £ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 GBP (£) shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2025 GBP (£) yr shares Plan	Jun. 30, 2024 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense | £	£ 8.0	£ 0.7	£ 8.2	£ 1.3
Number of equity settled share-based payment plans | Plan			6
2016 Share Option Scheme and 2020 Long-Term Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments forfeited in share-based payment arrangement | shares	14,380,933	0
Incremental fair value granted, modified share-based payment arrangements | £	£ 13.5
Maximum [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years)			10
Maximum [member] | Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years)			10
Maximum [member] | Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years)			10
Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares			3,478,076,733	6,273,782